Note 17 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Net income:	$ 554,692		$ 435,121	$ 8,877
Net loss attributable to non-controlling interest	263		0	0
Net income attributable to Costamare Inc.	554,955	[1]	435,121	8,877
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)		(31,068)	(31,082)
Gain on retirement of Preferred Stock (Note 17)	0		0	619
Net income / (loss) available to common stockholders	$ 523,887		$ 404,053	$ (21,586)
Weighted average number of common shares, basic and diluted (in shares)	122,964,358		123,070,730	120,696,130
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ 4.26		$ 3.28	$ (0.18)

[1]	Net income excludes net loss attributable to non-controlling interest of $263 during the year ended December 31, 2022. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2022 consolidated balance sheet. See Note 15 of the Notes to the Consolidated Financial Statements.